Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (35,057)	$ (22,918)	$ (35,103)	$ (27,137)	$ (12,047)
Net loss			(35,103)	(27,137)	(12,354)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest expense - paid in kind	3,929	3,602	6,462	9,369	0
Depreciation and amortization	5,727	2,016	5,815	1,880	10
Stock-based compensation expenses	5,256	590	2,495	899	128
Investment Income, Net, Amortization of Discount and Premium			566	90	0
Amortization of debt issuance costs and original issue discount	899	0
Provision for doubtful accounts	477	267	424	210	0
Deferred income taxes	250	349	699	277	0
Deferred income taxes			739	277	0
Accrued interest on convertible notes			0	0	373
Accrued interest on notes receivables from employees			0	0	(3)
Realized gain on available for sale debt securities	(678)	0
Change in fair market value of convertible notes			0	0	1,643
Net unrealized gain (loss) non equity securities	119	150	(54)	(217)	0
Realized (gain) loss on sale of investments			(146)	6	0
(Gain) loss on disposal of fixed assets and title plants	8	(382)	(345)	56	0
Accretion of discounts on held-to-maturity securities	506	201
Changes in operating assets and liabilities:
Accounts receivable	1,142	2,579	(2,243)	1,565	0
Prepaid expenses, deposits and other assets	(11,626)	(1,849)	(2,261)	(591)	(106)
Accounts payable	1,387	3,060	2,209	(5,055)	1,059
Accrued expenses and other liabilities	5,346	(7,030)	5,126	12,036	583
Liability for loss and loss adjustments expenses	4,906	(109)	7,042	3,492	0
Net cash used in operating activities	(17,409)	(19,474)	(9,274)	(3,120)	(8,667)
Cash Flows from Investing Activities:
Purchase of Acquired Business of NATG, net of cash acquired			0	37,270	0
Acquisition of FTS Agency			0	(1,725)	0
Proceeds from sales and maturities of investments: Held-to-maturity	14,149	8,898	18,408	42,191	0
Proceeds from sales and maturities of investments: Available-for-sale	7,817	0	0	1,013	397
Proceeds from sales of investments: Equity securities	2,000	0
Proceeds from sales and maturities of investments: Mortgage loans	45	365	390	3,473	0
Purchases of investments: Held-to-maturity	(33,430)	(53,198)	(65,403)	(9,489)	0
Purchases of investments: Equity securities	0	(1,000)	(1,000)	0	0
Purchase of available-for-sale debt securities			0	(4,142)	(2,302)
Proceeds from sales of fixed assets	307	123
Purchases of fixed assets	(10,944)	(7,687)	(17,013)	(6,990)	(29)
Proceeds from sale of title plants and dividends from title plants	239	1,183	1,585	0	0
Net cash used in investing activities	(19,817)	(51,316)	(63,033)	61,601	(1,934)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes			0	0	7,500
Capital contributions of non-controlling interest to FTS agency			0	0	44
Proceeds from issuance of Series B and Series C preferred stock, net of financing costs	0	70,701
Proceeds from promissory notes – related party			0	4,000	0
Proceeds from issuance of senior first lien note	150,000	0
Payments on loan from a related party	(65,532)	(27,622)	(28,431)	(13,368)	0
Debt issuance costs	(579)	0
Exercise of stock warrants	49	0
Exercise of stock options	1,515	51	391	186	14
Net cash provided by (used in) financing activities	85,453	43,130	42,661	67,281	7,558
Net change in cash and cash equivalents and restricted cash	48,227	(27,660)	(29,646)	125,762	(3,043)
Cash, cash equivalents and restricted cash at the beginning period	112,022	141,668	141,668	15,906	18,949
Cash and cash equivalents and restricted cash at the end of period	160,249	114,008	112,022	141,668	15,906
Supplemental cash flow disclosures:
Cash paid for interest	3,407	0	7	10	0
Income Taxes Paid			240	0	0
Supplemental disclosure of non-cash investing activities:
Unrealized loss on available-for-sale debt securities	(179)	(496)	176	510	0
Issuance of penny warrants related to the senior first lien note	$ 18,519	$ 0
Conversion of convertible notes to Series A-1 preferred stock and Series A-2 preferred stock			0	22,533	0
Promissory note issued in conjunction with acquisition of joint venture			0	500	0
Series B Preferred Stock
Cash Flows from Financing Activities:
Proceeds from issuance of Series B and Series C preferred stock, net of financing costs			0	24,950	0
Series C Preferred Stock
Cash Flows from Financing Activities:
Proceeds from issuance of Series B and Series C preferred stock, net of financing costs			$ 70,701	$ 51,513	$ 0